Unaudited Condensed Consolidated Statement of Changes in Equity - GBP (£) £ in Thousands	Total	Share capital	Share premium	Deferred Shares	Capital Redemption Reserve	Foreign exchange reserve	Share-based payment reserve	Fair value reserve	Merger Reserve	Retained earnings/ (accumulated losses)
Beginning of period	£ 58,523	£ 0	£ 89,099	£ 0	£ 0	£ (111)	£ 3,589	£ 0	£ 0	£ (34,054)
Loss for the period	(24,065)									(24,065)
Foreign exchange gain on translation of subsidiaries	6					6
Change in fair value of equity investments at fair value through OCI	300							300
Total comprehensive loss for the period	(23,759)					6		300		(24,065)
Share-based payment charge	3,149						3,149
Issue of share capital	183,124		183,124
Exercise of share-based payment awards	0						(408)			408
End of period at Dec. 31, 2020	58,523	0	89,099	0	0	(111)	3,589	0	0	(34,054)
Beginning of period	74,589	0	110,203	0	0	(124)	4,033	0	0	(39,523)
Loss for the period	(18,596)									(18,596)
Foreign exchange gain on translation of subsidiaries	19					19
Change in fair value of equity investments at fair value through OCI	300							300
Total comprehensive loss for the period	(18,277)					19		300		(18,596)
Share-based payment charge	2,705						2,705
Issue of share capital	162,020		162,020
Exercise of share-based payment awards	0						(408)			408
End of period at Mar. 31, 2021	74,589	0	110,203	0	0	(124)	4,033	0	0	(39,523)
Beginning of period	221,037	0	272,223	0	0	(105)	6,330	300	0	(57,711)
Beginning of period	566,813	60	364,579	3	0	(659)	12,930	(199)	54,213	135,886
Loss for the period	(44,168)									(44,168)
Foreign exchange gain on translation of subsidiaries	1,017					1,025	(8)
Change in fair value of equity investments at fair value through OCI	0
Total comprehensive loss for the period	(43,151)					1,025	(8)			(44,168)
Share-based payment charge	13,686						13,686
Exercise of share-based payment awards	(2,264)	1	18				(1,383)			(900)
Cancellation of deferred shares	0			(3)	3
End of period at Dec. 31, 2021	566,813	60	364,579	3	0	(659)	12,930	(199)	54,213	135,886
Beginning of period	553,116	61	364,579	3	0	(134)	15,821	(199)	54,213	118,772
Loss for the period	(28,676)									(28,676)
Foreign exchange gain on translation of subsidiaries	500					500
Change in fair value of equity investments at fair value through OCI	0
Total comprehensive loss for the period	(28,176)					500		0		(28,676)
Share-based payment charge	10,126						10,126
Exercise of share-based payment awards	18		18				(722)			722
Cancellation of deferred shares	0			(3)	3
End of period at Mar. 31, 2022	553,116	61	364,579	3	0	(134)	15,821	(199)	54,213	118,772
Beginning of period	£ 535,084	£ 61	£ 364,597	£ 0	£ 3	£ 366	£ 25,225	£ (199)	£ 54,213	£ 90,818